Long-Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term Debt
15.	Long-term D ebt

In April 2019, the Group issued US$500.0 million of 2026 Notes with an interest rate of 1.375% per annum
. The net proceeds to the Company from the issuance of the 2026 Notes were
US
$488.2 million
 (RMB3,356.1 million)
, net of issuance cost
s
of
US
$11.8 million
 (RMB81.1 million)
. The
2026 Notes may be converted,
 at an
initial conversion rate of 40.4040 ADSs per US$1,000 principal amount (which represents an initial conversion price of US$24.75 per ADS) at each holder’s option at any time prior to the close of business on the second business day immediately preceding the maturity date of April 1, 2026.
Holders of the 2026 Notes may require the Company to repurchase all or part of their 2026 Notes in cash on April 1, 2024 or in the event of certain fundamental changes at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The issuance costs of the 2026 Notes were amortized to interest expense over the contractual life to the maturity date (i.e., April 1, 2026). For the year ended December 31, 2019, the 2026 Notes related interest expense was US$6.4million (RMB44.9 million).
The Group assessed the 2026 Notes under ASC 815 and concluded that:
•
Since the conversion option is considered indexed to the Company’s own stock and classified in stockholders’ equity, bifurcation of conversion option from the 2026 Notes is not required as the scope exception prescribed in ASC
815-10-15-74
is met;

•	The repurchase option is considered clearly and closely related to its debt host and does not meet the requirement for bifurcation;

•
There was no beneficial conversion feature attributed to the 2026 Notes as the conversion price for the 2026 Notes was greater than the fair value of the Company’s ordinary share price at date of issuance;

Therefore, the Group accounted for the 2026 Notes as a single instrument as “Long-term debt” on the consolidated balance sheets. The issuance costs were recorded as an adjustment to the long-term debt and are amortized as interest expense using the effective interest method. As of December 31, 2019, the principal amount of the debt was RMB3,488.1 million and unamortized debt issuance costs were RMB73.5 million.